Financial Risk Management Policy	12 Months Ended
Dec. 31, 2017
Financial Risk Management Policy
Financial Risk Management Policy

(5)Financial Risk Management Policy

(a)General

The Group is exposed to the following risks associated with the use of financial instruments:

•	Credit risk
•	Liquidity risk
•	Market risk: includes interest rate risk, currency risk and other price risks.

This note provides information on the Group’s exposure to each of these risks, the Group’s objectives and procedures to measure and mitigate this risk, and the Group’s capital management strategy. More exhaustive quantitative information is disclosed in note 30 to the Consolidated Financial Statements.

The Group’s risk management policies are established to identify and analyse the risks faced by the Group, define appropriate risk limits and controls and to control risks and comply with limits. Risk management policies and procedures are reviewed regularly so that they reflect changes in market conditions and the Group’s activities. The Group’s management procedures and rules are designed to create a strict and constructive control environment in which all employees understand their duties and obligations.

The Group’s Audit Committee supervises how management controls compliance with the Group’s risk management procedures and policies and reviews whether the risk management policy is suitable considering the risks to which the Group is exposed. This committee is assisted by Internal Audit which acts as supervisor. Internal Audit performs regular and ad hoc reviews of the risk management controls and procedures and reports its findings to the Audit Committee.

Credit risk

Credit risk is the risk to which the Group is exposed in the event that a customer or counterparty to a financial instrument fails to discharge a contractual obligation, and mainly results from trade receivables and the Group’s investments in financial assets.

Trade receivables

The Group does not predict any significant insolvency risks as a result of delays in receiving payment from some European countries due to their current economic situation. The main risk in these countries is that of late payments, which is mitigated through the possibility of claiming interest as foreseen by prevailing legislation. No significant bad debt or late payment issues have been detected for sales to private entities.

The Group recognizes impairment based on its best estimate of the losses incurred on trade and other receivables. The main impairment losses recognized are due to specific losses relating to individually identified risks. At year end, these impairment losses are immaterial.

Details of exposure to credit risk are disclosed in note 30.

Liquidity risk

Liquidity risk is the risk that the Group cannot meet its financial obligations as they fall due. The Group’s approach to managing liquidity is to ensure where possible, that it always has sufficient liquidity to settle its obligations at the maturity date, both in normal conditions and in times of tension, to avoid incurring unacceptable losses or tarnishing the Group’s reputation.

The Group manages liquidity risk on a prudent basis, based on availability of cash and sufficient committed unused long-term credit facilities, enabling the Group to implement its business plans and carry out operations using stable and secure sources of financing.

On 6 February 2017 the Group concluded the refinancing process of its senior debt. The total debt refinanced amounts to US Dollars 6,300 million (Euros 5,800 million), including the US Dollars 1,816 million loan obtained for the acquisition of Hologic’s transfusional diagnostics unit. Following the refinancing process, Grifols’ debt structure consists in a US Dollars 6,000 million long-term loan with institutional investors and banks segmented in two tranches (Term Loan A and Term Loan B), and a US Dollars 300 million undrawn revolving credit facility.

On 18 April 2017 the Group concluded the refinancing process of the Senior Unsecured Notes. The total bond issuance amounted to Euros 1,000 million.

On 5 December 2017 the Group has received an additional loan from the European Investment Bank of up to Euros 85 million at a fixed interest rate for a period of ten years with a grace period of two years. The loan will be used to support certain investments in R&D which are mainly focused on searching for new applications for plasmatic proteins. On 28 October 2015, the Group received its first loan with the same entity and conditions for a total amount of Euros 100 million. At 31 December 2017, the amount in books for the loan received in 2015 is Euros 85 million.

At 31 December 2017 the Group has total cash and cash equivalents of Euros 887 million (Euros 895 million at 31 December 2016). The Group also has approximately Euros 381 million in unused credit facilities, including Euros 250 million on the revolving credit facility.

As in previous years, the Group continues with its quarterly program for optimization of working capital, which is mainly based on contracts to sell receivables without recourse in those countries with long collection periods.

Market risk

Market risk comprises the risk of changes in market prices, for example, exchange rates, interest rates, or the prices of equity instruments affecting the Group’s revenues or the value of financial instruments it holds. The objective of managing market risk is to manage and control the Group’s exposure to this risk within reasonable parameters at the same time as optimising returns.

(i)Currency risk

The Group operates internationally and is therefore exposed to currency risk when operating with foreign currencies, especially with regard to the US Dollar. Currency risk is associated with future commercial transactions, recognized assets and liabilities, and net investments in foreign operations.

The Group holds significant investments in foreign operations, the net assets of which are exposed to currency risk. The conversion risk affecting net assets of the Group’s foreign operations in US Dollars is mitigated primarily through borrowings in this foreign currency.

The Group’s main exposure to currency risk is with regard to the US Dollar, which is used in a significant percentage of transactions in foreign functional currencies.

Details of the Group’s exposure to currency risk at 31 December 2017 and 2016 of the most significant financial instruments are shown in note 30.

(ii)Interest rate risk

The Group’s interest rate risks arise from current and non-current borrowings. Borrowings at variable interest rates expose the Group to cash flow interest rate risks. Fixed-rate borrowings expose the Group to fair value interest rate risk.

The objective of the management of interest rate risk is to achieve a balance in the structure of the debt, keeping part of the external resources issued at a fixed rate and covering part of the variable rate debt through hedges.

A significant part of the financing obtained accrues interest at fixed rates. This fixed interest debt (Senior Unsecured Notes) amounts to Euros 1,000 million, which represents approximately 56% of the Group’s total debt in Euros. The additional loans of Euros 170 million received from the European Investment Bank represent approximately 10% of the Group’s total debt in Euros.

Senior debt in Euros represents approximately 12% of the Group’s total Senior debt at 31 December 2017 and 31 December 2016.

Total fixed-interest debt represents a total of 19% of debt at 31 December 2017 (21% at 31 December 2016 considering total fixed-interest debt).

(iii)Market price risk

Price risk affecting raw materials is mitigated by the vertical integration of the haemoderivatives business in a highly-concentrated sector.

(b)Capital management

The directors’ policy is to maintain a solid capital base in order to ensure investor, creditor and market confidence and sustain future business development. The board of directors defines and proposes the level of dividends paid to shareholders.

The directors consider various arguments to calculate capital structure:

•The directors control capital performance using rates of returns on equity (ROE). In 2017, the ROE stood at 18% (15% in December 2016). The ROE is calculated by dividing profit attributable to the Parent by the equity attributable to the Parent.

	Thousand of Euros
	2016	2017

Profit attributable to the parent	545,456	662,700

Equity attributable to the parent	3,721,481	3,629,079

ROE	15%	18%

•	In accordance with the senior secured debt contract, the Group is subject to compliance with some covenants. At 31 December 2017 and 2016, the Group complies with the covenants.

•	Consideration of the Company’s credit rating (see note 20 (d)).

The Parent held Class A and B treasury stock equivalent to 0.6% of its capital at 31 December 2017 (0.7% at 31 December 2016). The Group does not have a formal plan for repurchasing shares.